Registration Nos. 333-37314

811-09945

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 27	☒
(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST IV

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02119

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST IV

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of May 2015.

NATIXIS FUNDS TRUST IV

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ David L. Giunta
David L. Giunta	Trustee, President and Chief Executive Officer	May 21, 2015

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	May 21, 2015

Robert J. Blanding *
Robert J. Blanding	Trustee	May 21, 2015

Kenneth A. Drucker *
Kenneth A. Drucker	Trustee	May 21, 2015

Edmond J. English *
Edmond J. English	Trustee	May 21, 2015

Richard A. Goglia *
Richard A. Goglia	Trustee	May 21, 2015

John T. Hailer *
John T. Hailer	Trustee	May 21, 2015

Wendell J. Knox *
Wendell J. Knox	Trustee	May 21, 2015

Martin T. Meehan *
Martin T. Meehan	Trustee	May 21, 2015

Sandra O. Moose *
Sandra O. Moose	Trustee, Chairperson of the Board	May 21, 2015

Erik R. Sirri *
Erik R. Sirri	Trustee	May 21, 2015

Peter J. Smail *
Peter J. Smail	Trustee	May 21, 2015

Cynthia L. Walker *
Cynthia L. Walker	Trustee	May 21, 2015

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact[1]
May 21, 2015

[1]	Powers of Attorney for Robert J. Blanding, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 8 to the Registration Statement filed on March 1, 2005. Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(1)(ii) to PEA No. 10 to the Registration Statement filed on April 28, 2006. Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(1)(iv) to PEA No. 13 to the Registration Statement filed on April 30, 2009. Powers of Attorney for Wendell J. Knox, Erik R. Sirri and Peter J. Smail are incorporated by reference to exhibit (q)(1)(v) and (q)(1)(vi), respectively, to PEA No. 14 to the Registration Statement filed on March 1, 2010. Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(1)(ix) to PEA No. 20 to the Registration Statement filed on April 29, 2013. Power of Attorney for Edmond J. English dated December 28, 2012, is incorporated by reference to exhibit (q)(1)(x) to PEA No. 20 to the Registration Statement filed on April 29, 2013. Power of Attorney for Richard A. Goglia is incorporated by reference to exhibit (q)(x) to PEA No. 24 to the Registration Statement filed on April 29, 2015.

Natixis Funds Trust IV

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase